Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Treasury Stock [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at the beginning of year (in shares) at Dec. 31, 2014	635,205,000
Increase (decrease) in Equity [Roll Forward]
Total number of treasury shares canceled (in shares)	(17,319,898)
Cancellation of shares held by the Company prior to the Merger (in shares)	(34,323,000)
Effect of reverse acquisition on common stock outstanding (in shares)	198,375,547
Effect of reverse split on common stock outstanding (in shares)	0
Shares issued (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2015	781,937,649
Balance at beginning of year at Dec. 31, 2014		$ 635,205	$ (50,397)	$ 382,373	$ 0	$ 0	$ 156,399		$ 323,770
Increase (decrease) in Equity [Roll Forward]
Shares cancelled		(17,320)	50,397
Cancellation of shares held by the Company prior to the Merger		(34,323)
Gain attributable to change in non-controlling ownership				27,485
Stock dividends				(187,784)			(190,583)
Effect of reverse business acquisition		198,376		361,441
Transfer from additional paid in capital				(474,129)	474,129
Stock compensation expense				0
Payment for fractional shares on reverse share split	$ 0			0
Effect of reverse share split		0			0
Shares issued		0		0
Other comprehensive income (loss)	(383)					(383)
Impact of sale of shares in subsidiary									(27,485)
Net income (loss)	124,380						154,624		(30,244)
Cash dividends					0		(39,228)
Dividend paid to non-controlling interest									0
Impact of de-consolidation									(265,980)
Balance at the end of year at Dec. 31, 2015	$ 1,446,343	781,938	0	109,386	474,129	(383)	81,212	$ 1,446,282	61
Increase (decrease) in Equity [Roll Forward]
Total number of treasury shares canceled (in shares)	0
Cancellation of shares held by the Company prior to the Merger (in shares)	0
Effect of reverse acquisition on common stock outstanding (in shares)	0
Effect of reverse split on common stock outstanding (in shares)	(625,551,143)
Shares issued (in shares)	13,422,818
Balance at the end of year (in shares) at Dec. 31, 2016	169,809,324
Increase (decrease) in Equity [Roll Forward]
Shares cancelled		0	0
Cancellation of shares held by the Company prior to the Merger		0
Gain attributable to change in non-controlling ownership				0
Stock dividends				0			0
Effect of reverse business acquisition		0		0
Transfer from additional paid in capital					0
Stock compensation expense				1,418
Payment for fractional shares on reverse share split	$ (17)			(17)
Effect of reverse share split		(625,551)			625,551
Shares issued		13,422		84,517
Other comprehensive income (loss)	1,122					1,122
Impact of sale of shares in subsidiary									0
Net income (loss)	117,514						117,010		504
Cash dividends					0		(164,153)
Dividend paid to non-controlling interest									(397)
Impact of de-consolidation									0
Balance at the end of year at Dec. 31, 2016	$ 1,499,769	169,809	0	195,304	1,099,680	739	34,069	1,499,601	168
Increase (decrease) in Equity [Roll Forward]
Total number of treasury shares canceled (in shares)	0
Cancellation of shares held by the Company prior to the Merger (in shares)	0
Effect of reverse acquisition on common stock outstanding (in shares)	0
Effect of reverse split on common stock outstanding (in shares)	0
Shares issued (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2017	169,809,324
Increase (decrease) in Equity [Roll Forward]
Shares cancelled		0	0
Cancellation of shares held by the Company prior to the Merger		0
Gain attributable to change in non-controlling ownership				0
Stock dividends				0			0
Effect of reverse business acquisition		0		0
Transfer from additional paid in capital					0
Stock compensation expense				2,095
Payment for fractional shares on reverse share split	$ 0			0
Effect of reverse share split		0			0
Shares issued		0		0
Other comprehensive income (loss)	1,488					1,488
Impact of sale of shares in subsidiary									0
Net income (loss)	(264,322)						(264,861)		539
Cash dividends					(9,304)		(41,711)
Dividend paid to non-controlling interest									(386)
Impact of de-consolidation									0
Balance at the end of year at Dec. 31, 2017	$ 1,187,629	$ 169,809	$ 0	$ 197,399	$ 1,090,376	$ 2,227	$ (272,503)	$ 1,187,308	$ 321